Related Party Transactions (Details Narrative) (10-K) - USD ($)			12 Months Ended
	Nov. 17, 2020	Aug. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Due to related parties, current			$ 32,452	$ 17,253	$ 15,450
SRM LLC and NL Penn Capital, LP. [Member]
Due to related parties, current			32,452	17,253	$ 15,450
Enventys Partners, LLC [Member]
Related party fee related to services		$ 15,000	105,424	$ 97,500
Inventory Management Agreement [Member] | Forever 8 Fund, LLC [Member]
Ownership interest	45.00%
Advanced the vendors	$ 239,283		$ 155,768